Cover	Feb. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2020
Entity File Number	000-19065
Entity Registrant Name	SANDY SPRING BANCORP, INC.
Entity Central Index Key	0000824410
Entity Tax Identification Number	52-1532952
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	17801 Georgia Avenue
Entity Address, City or Town	Olney
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20832
City Area Code	301
Local Phone Number	774-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SASR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false